Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments	Future minimum lease payments under these agreements are as follows:

(in thousands)	Amount
2021	$1,207
2022	2,866
2023	3,070
2024	2,132
2025	2,089
After 2025	5,088

Total future minimum lease payments	$16,452

Future minimum lease payments under these agreements are as follows:

(in thousands)	Amount
2021	$2,150
2022	2,866
2023	3,070
2024	2,132
2025	2,089
After 2025	5,088

Total future minimum lease payments	$17,395